Performance Management	Dec. 31, 2025
Franklin Allocation VIP Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance, additional indexes with characteristics relevant to the Fund and the Linked Allocation VIP Fund Index, which reflects the performance of 50% S&P 500® Index, 33.33% MSCI World ex-US Index-NR, and 16.67% Bloomberg U.S. Aggregate Index from the Fund’s inception through April 30, 2019, 40% S&P 500® Index, 40% Bloomberg U.S. Aggregate Index and 20% MSCI World ex-US Index-NR through April 30, 2026, and 45% S&P 500® Index, 40% Bloomberg U.S. Aggregate Index and 15% MSCI World ex-US Index-NR thereafter. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. On May 1, 2019, the Fund’s investment strategies changed. The performance below prior to May 1, 2019 is attributable to the Fund’s performance before the strategy changes.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Class 2 Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	13.78%
Worst Quarter:	2020, Q1	-13.36%

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - Franklin Allocation VIP Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.28%
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		17.88%	14.43%	14.82%
Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Index
Bloomberg U.S. Aggregate Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
MSCI World ex-US Index-NR | Average Annual Return, Label [Optional Text]	MSCI World ex-US Index-NR
MSCI World ex-US Index-NR | Average Annual Return, Percent		31.85%	9.47%	8.55%
Linked Allocation VIP Fund Benchmark | Average Annual Return, Label [Optional Text]	Linked Allocation VIP Fund Benchmark
Linked Allocation VIP Fund Benchmark | Average Annual Return, Percent		16.33%	7.54%	9.14%
Class 1 | Average Annual Return, Percent		12.98%	5.97%	7.58%
Class 2 | Average Annual Return, Percent		12.60%	5.73%	7.32%
Class 4 | Average Annual Return, Percent		12.53%	5.59%	7.19%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Franklin Allocation VIP Fund | Class 2
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.78%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(13.36%)
Lowest Quarterly Return, Date	Mar. 31, 2020
FRANKLIN DYNATECH VIP FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. On May 1, 2021, the Fund’s investment strategies changed. The performance below prior to May 1, 2021 is attributable to the Fund’s performance before the strategy changes.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Class 2 Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	27.30%
Worst Quarter:	2022, Q2	-23.87%

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN DYNATECH VIP FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.28%
Russell 1000® Growth Index | Average Annual Return, Label [Optional Text]	Russell 1000® Growth Index
Russell 1000® Growth Index | Average Annual Return, Percent		18.56%	15.32%	18.12%
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		17.88%	14.43%	14.82%
Class 2 | Average Annual Return, Percent		18.13%	9.09%	14.08%
Class 4 | Average Annual Return, Percent		17.90%	8.96%	13.95%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
FRANKLIN DYNATECH VIP FUND | Class 2
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	27.30%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.87%)
Lowest Quarterly Return, Date	Jun. 30, 2022
FRANKLIN GLOBAL REAL ESTATE VIP FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Class 2 Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2019, Q1	15.20%
Worst Quarter:	2020, Q1	-25.71%

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN GLOBAL REAL ESTATE VIP FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index-NR | Average Annual Return, Label [Optional Text]	MSCI All Country World Index-NR
MSCI All Country World Index-NR | Average Annual Return, Percent		22.34%	11.19%	11.72%
FTSE EPRA/NAREIT Developed Index | Average Annual Return, Label [Optional Text]	FTSE EPRA/NAREIT Developed Index
FTSE EPRA/NAREIT Developed Index | Average Annual Return, Percent		10.70%	3.78%	4.24%
Class 1 | Average Annual Return, Percent		8.22%	2.64%	3.29%
Class 2 | Average Annual Return, Percent		7.93%	2.36%	3.03%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
FRANKLIN GLOBAL REAL ESTATE VIP FUND | Class 2
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.20%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(25.71%)
Lowest Quarterly Return, Date	Mar. 31, 2020
FRANKLIN GROWTH AND INCOME VIP FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Class 2 Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	14.30%
Worst Quarter:	2020, Q1	-22.98%

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN GROWTH AND INCOME VIP FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.28%
Russell 1000® Value Index | Average Annual Return, Label [Optional Text]	Russell 1000® Value Index
Russell 1000® Value Index | Average Annual Return, Percent		15.91%	11.33%	10.53%
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		17.88%	14.43%	14.82%
Class 1 | Average Annual Return, Percent		16.98%	12.16%	11.39%
Class 2 | Average Annual Return, Percent		16.90%	11.90%	11.12%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
FRANKLIN GROWTH AND INCOME VIP FUND | Class 2
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.30%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020
FRANKLIN INCOME VIP FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Class 2 Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q4	10.59%
Worst Quarter:	2020, Q1	-16.84%

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN INCOME VIP FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Index
Bloomberg U.S. Aggregate Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.28%
Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]	Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index
Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index | Average Annual Return, Percent		10.07%	5.72%	7.28%
Class 1 | Average Annual Return, Percent		12.87%	7.92%	7.57%
Class 2 | Average Annual Return, Percent		12.56%	7.66%	7.30%
Class 4 | Average Annual Return, Percent		12.43%	7.54%	7.19%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
FRANKLIN INCOME VIP FUND | Class 2
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.59%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.84%)
Lowest Quarterly Return, Date	Mar. 31, 2020
FRANKLIN LARGE CAP GROWTH VIP FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Class 2 Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	32.19%
Worst Quarter:	2022, Q2	-23.09%

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN LARGE CAP GROWTH VIP FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.28%
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		17.88%	14.43%	14.82%
Russell 1000® Growth Index | Average Annual Return, Label [Optional Text]	Russell 1000® Growth Index
Russell 1000® Growth Index | Average Annual Return, Percent		18.56%	15.32%	18.12%
Class 1 | Average Annual Return, Percent		7.48%	7.09%	13.16%
Class 2 | Average Annual Return, Percent		7.22%	6.83%	12.87%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
FRANKLIN LARGE CAP GROWTH VIP FUND | Class 2
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	32.19%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.09%)
Lowest Quarterly Return, Date	Jun. 30, 2022
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Class 2 Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q4	18.96%
Worst Quarter:	2020, Q1	-29.61%

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index-NR | Average Annual Return, Label [Optional Text]	MSCI All Country World Index-NR
MSCI All Country World Index-NR | Average Annual Return, Percent		22.34%	11.19%	11.72%
MSCI World Value Index-NR | Average Annual Return, Label [Optional Text]	MSCI World Value Index-NR
MSCI World Value Index-NR | Average Annual Return, Percent		20.79%	11.35%	9.23%
Class 1 | Average Annual Return, Percent		23.62%	12.27%	8.79%
Class 2 | Average Annual Return, Percent		23.34%	12.00%	8.52%
Class 4 | Average Annual Return, Percent		23.25%	11.88%	8.41%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND | Class 2
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.96%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(29.61%)
Lowest Quarterly Return, Date	Mar. 31, 2020
FRANKLIN MUTUAL SHARES VIP FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Class 2 Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q4	17.35%
Worst Quarter:	2020, Q1	-29.35%

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN MUTUAL SHARES VIP FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.28%
Russell 1000® Value Index | Average Annual Return, Label [Optional Text]	Russell 1000® Value Index
Russell 1000® Value Index | Average Annual Return, Percent		15.91%	11.33%	10.53%
Class 1 | Average Annual Return, Percent		11.81%	9.49%	7.80%
Class 2 | Average Annual Return, Percent		11.52%	9.20%	7.53%
Class 4 | Average Annual Return, Percent		11.45%	9.11%	7.43%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
FRANKLIN MUTUAL SHARES VIP FUND | Class 2
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.35%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(29.35%)
Lowest Quarterly Return, Date	Mar. 31, 2020
FRANKLIN RISING DIVIDENDS VIP FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Class 2 Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	19.84%
Worst Quarter:	2020, Q1	-20.60%

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN RISING DIVIDENDS VIP FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.28%
NASDAQ US Broad Dividend Achievers Index | Average Annual Return, Label [Optional Text]	NASDAQ US Broad Dividend Achievers Index
NASDAQ US Broad Dividend Achievers Index | Average Annual Return, Percent		14.50%	11.95%	12.41%
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		17.88%	14.43%	14.82%
Class 1 | Average Annual Return, Percent		12.05%	9.77%	12.37%
Class 2 | Average Annual Return, Percent		11.80%	9.50%	12.10%
Class 4 | Average Annual Return, Percent		11.66%	9.38%	11.98%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
FRANKLIN RISING DIVIDENDS VIP FUND | Class 2
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.84%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020
FRANKLIN SMALL CAP VALUE VIP FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Class 2 Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q4	27.53%
Worst Quarter:	2020, Q1	-33.62%

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN SMALL CAP VALUE VIP FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.28%
Russell 2000® Value Index | Average Annual Return, Label [Optional Text]	Russell 2000® Value Index
Russell 2000® Value Index | Average Annual Return, Percent		12.59%	8.88%	9.26%
Class 1 | Average Annual Return, Percent		7.90%	9.13%	10.09%
Class 2 | Average Annual Return, Percent		7.65%	8.86%	9.81%
Class 4 | Average Annual Return, Percent		7.49%	8.75%	9.71%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
FRANKLIN SMALL CAP VALUE VIP FUND | Class 2
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	27.53%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(33.62%)
Lowest Quarterly Return, Date	Mar. 31, 2020
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Class 2 Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	40.48%
Worst Quarter:	2022, Q2	-22.95%

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN SMALL-MID CAP GROWTH VIP FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.28%
Russell Midcap Growth Index | Average Annual Return, Label [Optional Text]	Russell Midcap Growth Index
Russell Midcap Growth Index | Average Annual Return, Percent		8.66%	6.65%	12.49%
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		17.88%	14.43%	14.82%
Class 1 | Average Annual Return, Percent		2.70%	1.27%	10.16%
Class 2 | Average Annual Return, Percent		2.52%	1.03%	9.89%
Class 4 | Average Annual Return, Percent		2.40%	0.92%	9.78%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
FRANKLIN SMALL-MID CAP GROWTH VIP FUND | Class 2
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	40.48%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.95%)
Lowest Quarterly Return, Date	Jun. 30, 2022
FRANKLIN STRATEGIC INCOME VIP FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Bar Chart [Heading]	Class 2 Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	7.31%
Worst Quarter:	2020, Q1	-9.48%

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN STRATEGIC INCOME VIP FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Index
Bloomberg U.S. Aggregate Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class 1 | Average Annual Return, Percent		7.42%	2.15%	3.36%
Class 2 | Average Annual Return, Percent		7.24%	1.92%	3.10%
Class 4 | Average Annual Return, Percent		7.05%	1.81%	3.00%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
FRANKLIN STRATEGIC INCOME VIP FUND | Class 2
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.31%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(9.48%)
Lowest Quarterly Return, Date	Mar. 31, 2020
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Class 2 Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2023, Q4	5.61%
Worst Quarter:	2022, Q3	-4.29%

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Index
Bloomberg U.S. Aggregate Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Bloomberg U.S. Government - Intermediate Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Government - Intermediate Index
Bloomberg U.S. Government - Intermediate Index | Average Annual Return, Percent		6.50%	0.64%	1.76%
Class 1 | Average Annual Return, Percent		7.01%	0.26%	1.39%
Class 2 | Average Annual Return, Percent		6.69%	0.02%	1.14%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND | Class 2
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.61%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(4.29%)
Lowest Quarterly Return, Date	Sep. 30, 2022
TEMPLETON DEVELOPING MARKETS VIP FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Bar Chart [Heading]	Class 2 Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	19.74%
Worst Quarter:	2020, Q1	-25.68%

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - TEMPLETON DEVELOPING MARKETS VIP FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index-NR | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index-NR
MSCI Emerging Markets Index-NR | Average Annual Return, Percent		33.57%	4.20%	8.42%
MSCI All Country World ex-US Index-NR | Average Annual Return, Label [Optional Text]	MSCI All Country World ex-US Index-NR
MSCI All Country World ex-US Index-NR | Average Annual Return, Percent		32.39%	7.91%	8.41%
Class 1 | Average Annual Return, Percent		46.64%	5.73%	10.68%
Class 2 | Average Annual Return, Percent		46.27%	5.46%	10.40%
Class 4 | Average Annual Return, Percent		46.09%	5.34%	10.28%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
TEMPLETON DEVELOPING MARKETS VIP FUND | Class 2
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.74%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(25.68%)
Lowest Quarterly Return, Date	Mar. 31, 2020
TEMPLETON FOREIGN VIP FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Bar Chart [Heading]	Class 2 Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2022, Q4	20.50%
Worst Quarter:	2020, Q1	-27.49%

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - TEMPLETON FOREIGN VIP FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World ex-US Index-NR | Average Annual Return, Label [Optional Text]	MSCI All Country World ex-US Index-NR
MSCI All Country World ex-US Index-NR | Average Annual Return, Percent		32.39%	7.91%	8.41%
Class 1 | Average Annual Return, Percent		29.51%	8.52%	6.01%
Class 2 | Average Annual Return, Percent		29.19%	8.25%	5.75%
Class 4 | Average Annual Return, Percent		28.97%	8.14%	5.64%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
TEMPLETON FOREIGN VIP FUND | Class 2
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.50%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(27.49%)
Lowest Quarterly Return, Date	Mar. 31, 2020
TEMPLETON GLOBAL BOND VIP FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Class 2 Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2024, Q3	9.74%
Worst Quarter:	2024, Q4	-12.19%

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - TEMPLETON GLOBAL BOND VIP FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Index
Bloomberg Global Aggregate Index | Average Annual Return, Percent		8.17%	(2.15%)	1.26%
JP Morgan Global Government Bond Index | Average Annual Return, Label [Optional Text]	JP Morgan Global Government Bond Index
JP Morgan Global Government Bond Index | Average Annual Return, Percent		6.56%	(3.74%)	0.35%
FTSE World Government Bond Index | Average Annual Return, Label [Optional Text]	FTSE World Government Bond Index
FTSE World Government Bond Index | Average Annual Return, Percent		7.55%	(3.53%)	0.54%
Class 1 | Average Annual Return, Percent		16.09%	(0.69%)	0.11%
Class 2 | Average Annual Return, Percent		15.73%	(0.96%)	(0.15%)
Class 4 | Average Annual Return, Percent		15.56%	(1.05%)	(0.25%)

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
TEMPLETON GLOBAL BOND VIP FUND | Class 2
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	9.74%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(12.19%)
Lowest Quarterly Return, Date	Dec. 31, 2024
TEMPLETON GROWTH VIP FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Bar Chart [Heading]	Class 2 Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q4	16.23%
Worst Quarter:	2020, Q1	-22.29%

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - TEMPLETON GROWTH VIP FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index-NR | Average Annual Return, Label [Optional Text]	MSCI All Country World Index-NR
MSCI All Country World Index-NR | Average Annual Return, Percent		22.34%	11.19%	11.72%
Class 1 | Average Annual Return, Percent		24.16%	8.23%	7.31%
Class 2 | Average Annual Return, Percent		23.83%	7.95%	7.04%
Class 4 | Average Annual Return, Percent		23.71%	7.84%	6.93%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
TEMPLETON GROWTH VIP FUND | Class 2
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	16.23%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.29%)
Lowest Quarterly Return, Date	Mar. 31, 2020